Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Contract cash payment (in Dollars)	$ 1.7
Lease obligation discount rate	9.20%
Estimated incremental borrowing rate		5.00%